Shareholder Fees	Feb. 18, 2026 USD ($)
PIMCO Inflation PLUS Active Exchange-Traded Fund | PIMCO Inflation PLUS Active Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other